DWS Global Small Cap Fund Expense Example - DWS Global Small Cap Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 706
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,338
Expense Example, with Redemption, 10 Years	2,261
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,246
Expense Example, with Redemption, 10 Years	2,479
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,415
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,415